Shareholder Report, Holdings (Details)	May 31, 2024
C000241270 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241270 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000241270 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000241270 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000241270 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241270 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241270 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198465 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198465 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198465 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000198465 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198465 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198465 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198465 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198465 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198465 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198465 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000198465 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198465 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198466 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198466 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000198466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000198466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000198466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000198466 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198481 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198481 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000198481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198481 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000198481 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198481 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000198481 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198467 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198467 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000198467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198467 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000198467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000198467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000198467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198467 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198467 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198469 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198469 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000198469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000198469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000198469 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000198469 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198470 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000198470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000198470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000198470 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000198470 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198470 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000198470 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198470 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%